CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury stock [Member]	Accumulated deficits [Member]	Accumulated other comprehensive income (loss) [Member]	Total AirNet Technology Inc.'s shareholders' equity [Member]	Non-controlling interests [Member]	Total
Beginning Balance at Dec. 31, 2017	$ 128,000	$ 286,739,000	$ (2,351,000)	$ (172,318,000)	$ 35,451,000	$ 147,649,000	$ (23,970,000)	$ 123,679,000
Beginning Balance, shares at Dec. 31, 2017	125,629,779
Share issued to Ascent Investor Relations LLC	$ 30	18,000	0	0	0	18,000	0	18,000
Share issued to Ascent Investor Relations LLC (in shares)	34,998
Share-based compensation	$ 0	45,000	0	0	0	45,000	0	45,000
Capital withdraw from non-controlling interests	0	(1,131,000)	0	0	0	(1,131,000)	(9,055,000)	(10,186,000)
Subscription receivables from NCI	0	0	0	0	0	0	(1,969,000)	(1,969,000)
Foreign currency translation adjustment	0	0	0	0	(4,140,000)	(4,140,000)	1,166,000	(2,974,000)
Net (loss) income	0	0	0	(90,097,000)	0	(90,097,000)	(3,322,000)	(93,419,000)
Acquisition of additional equity interest in a subsidiary from the non-controlling interest	0	(945,000)	0	0	0	(945,000)	150,000	(795,000)
Ending Balance at Dec. 31, 2018	$ 128,000	284,726,000	(2,351,000)	(262,415,000)	31,311,000	51,399,000	(37,000,000)	14,399,000
Ending Balance, shares at Dec. 31, 2018	125,664,777
Share-based compensation	$ 0	161,000	0	0	0	161,000	0	161,000
Foreign currency translation adjustment	0	0	0	0	381,000	381,000	0	381,000
Net (loss) income	0	0	0	(31,477,000)	0	(31,477,000)	(2,427,000)	(33,904,000)
Ending Balance at Dec. 31, 2019	$ 128,000	284,887,000	(2,351,000)	(293,892,000)	31,692,000	20,464,000	(39,427,000)	(18,963,000)
Ending Balance, shares at Dec. 31, 2019	125,664,777
Shares issued for purchase of equipment	$ 24,000	2,507,000	0	0	0	2,531,000	0	$ 2,531,000
Shares issued for purchase of equipment (in shares)	23,876,308							23,876,308
Share-based compensation	$ 0	186,000	0	0	0	186,000	0	$ 186,000
Capital contribution non-controlling	0	1,299,000	0	0	0	1,299,000	150,000	1,449,000
Foreign currency translation adjustment	0	0	0	0	(384,000)	(384,000)	0	(384,000)
Disposal of subsidiaries	0	0	0	0	0	0	7,375,000	7,375,000
Net (loss) income	0	0	0	7,527,000	0	7,527,000	(1,079,000)	6,448,000
Ending Balance at Dec. 31, 2020	$ 152,000	$ 288,879,000	$ (2,351,000)	$ (286,365,000)	$ 31,308,000	$ 31,623,000	$ (32,981,000)	$ (1,358,000)
Ending Balance, shares at Dec. 31, 2020	149,541,085